Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Consideration Payables

The contingent consideration payables in Level 3 as of December 31, 2011 and 2012 were as follows:

	December 31,	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011
Contingent consideration	$4,076	$—	$—	$4,076

Total	$4,076	$—	$—	$4,076

	2012
Contingent consideration	$2,280	$—	$—	$2,280

Total	$2,280	$—	$—	$2,280

Movement of Balances of Group's Contingent Consideration Payables in Level 3

The following table summarized the movement of the balances of the Group’s contingent consideration payables in Level 3 for the year ended December 31, 2011 and 2012

Amounts
Balance as of December 31, 2010	$9,564
Initial recognition of contingent consideration in connection with acquisitions	2,238
Realized loss included in earnings	4,969
Settlement of contingent consideration of acquisitions	(3,729)
Settlement of share-based compensation liability	(62)
Settlement of conversion right feature of convertible notes	(8,904)

Balance as of December 31, 2011	$4,076
Initial recognition of contingent consideration in connection with acquisitions	2,963
Realized loss included in earnings	911
Settlement of contingent consideration of acquisitions	(2,471)
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53

Balance as of December 31, 2012	$2,280

Assumptions Used to Value Fair Value of Conversion Right Feature of Convertible Notes Using Binomial Option Pricing Model

The fair value of the conversion right feature of convertible notes was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, using the Binomial option pricing model with assumptions as follows:

	For the year ended December 31,
	As of Initial Measurement Date (December 14, 2010)	As of December 31, 2010
Risk-fee rate of return	1.17%	1.20%
Expected remaining contractual life of the warrants	1.0 years	0.95 years
Volatility	42%	41%
Expected dividend yield	—	—